Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Receivables, Net	Accounts receivable are summarized as follows:

	2015	2014

Accounts receivable from third parties	1,058	549
Allowance for doubtful accounts	(1)	(3)
Other receivables	73	47

	1,130	593